SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Maximum [Member] | Permits and license
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Customer relationship [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Maximum [Member] | Technical know-how [Member]
Finite-Lived Intangible Asset, Useful Life	12 years
Maximum [Member] | Others
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Permits and license
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Technical know-how [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Others
Finite-Lived Intangible Asset, Useful Life	5 years